Provisions	12 Months Ended
Jun. 30, 2023
Provisions [abstract]
Provisions	Provisions

		Sales returns	Stock
	Warranty	& allowances	rotation
	provision	provision	provision	Total
	$	$	$	$

Balance at July 1, 2021	241	175	26	442
Additional provision recognized	(168)	(48)	(26)	(242)
Balance at June 30, 2022	73	127	—	200
Additional provision recognized (reversed)	11	(68)	94	37
Balance at June 30, 2023	84	59	94	237
The provision for warranty obligations represents the Company’s best estimate of repair and/or replacement costs to correct product failures. The sales returns and allowances provision represent the Company’s best estimate of the value of the products sold in the current financial period that may be returned in a future period. The stock rotation provision represents the Company’s best estimate of the value of the products sold in the current financial period that may be exchanged for alternative products in a future period. The Company accrues for product warranties, stock rotation, and sales returns and allowances at the time the product is delivered.